COMMITMENTS - Additional Information (Details) $ in Millions		1 Months Ended
	Dec. 19, 2024 CAD ($)	Feb. 28, 2021 renewal_term
West Tie Limited Partnership
Commitments [Line Items]
Ownership interest in related party	48.00%
Bamkushwada Limited Partnership
Commitments [Line Items]
Ownership interest in related party	4.00%
NextEra Energy Canada, LP
Commitments [Line Items]
Ownership interest in related party	48.00%
Information Technology Services
Commitments [Line Items]
Agreement term (in years)		3 years
Number of renewal terms | renewal_term		2
Agreement renewal term (in years)		1 year
Hydro One Networks
Commitments [Line Items]
Commitment amount | $	$ 257